Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statements of Cash Flows [Abstract]
Net cash used in operating activities	$ (2,387)	$ (1,579)
Cash flows from investing activities:
Vessels' improvements	(2,567)	(67)
Other fixed assets, net	0	(550)
Net cash used in investing activities	(2,567)	(617)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	13,225	0
Proceeds from long term debt and financial liability	1,127	43,050
Proceeds from related party debt	5,000	2,000
Repayments of long term debt	(8,605)	(40,317)
Payments of financing and stock issuance costs	(297)	(578)
Net cash provided by financing activities	10,450	4,155
Net increase in cash and cash equivalents and restricted cash	5,496	1,959
Cash and cash equivalents and restricted cash at beginning of period	7,444	11,039
Cash and cash equivalents and restricted cash at end of period	12,940	12,998
Cash paid during the period for:
Interest paid	7,299	9,570
Deposit - sale & leaseback	0	1,325
Noncash financing activities:
Unpaid interest settled in connection with financing - related party (Note 4)	2,115	0
Interest payment reduction in connection with financing- related party (Note 4)	3,846	0
Deferred finance cost in connection with financing - related party (Note 4)	$ 239	$ 0